ACCOUNTS PAYABLE AND OTHER - Schedule of Current and Non-Current Accounts Payables (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Current	$ 14,337	$ 11,148
Non-current	9,652	6,817
Accounts payable and other	$ 23,989	$ 17,965